PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total cost	$ 13,551	$ 13,075
Total accumulated depreciation	10,761	10,089
Depreciated cost	2,790	2,986
Depreciation expenses	690	752	742
Factory building [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,989	1,989
Total accumulated depreciation	1,898	1,821
Other buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,366	1,371
Total accumulated depreciation	726	674
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	9,530	9,095
Total accumulated depreciation	7,693	7,173
Write-offs of property, plant and equipment	0	333	3,502
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	435	411
Total accumulated depreciation	332	311
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	231	209
Total accumulated depreciation	$ 112	$ 110